Share Based Payments - Summary of Company's Restricted Stock Unit Activity (Details) - Restricted Stock Units - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning balance outstanding	788	27	54
Number of Restricted Stock Units, Granted	6,207	788
Number of Restricted Stock Units, Vested and Settled	(6,831)	(27)	(27)
Number of Restricted Stock Units, Ending balance outstanding	164	788	27
Weighted Average Grant Date Fair Value per Unit, Beginning balance outstanding	$ 21.17	$ 350.00	$ 350.00
Weighted Average Grant Date Fair Value per Unit, Granted	17.62	21.17
Weighted Average Grant Date Fair Value per Unit, Vested and Settled	18.13	350.00	350.00
Weighted Average Grant Date Fair Value per Unit, Ending balance outstanding	$ 13.54	$ 21.17	$ 350.00